Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
February 14, 2025
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily CAT Bull 2X Shares, Direxion Daily CAT Bear 1X Shares, Direxion Daily CMG Bull 2X Shares, Direxion Daily CMG Bear 1X Shares, Direxion Daily CSCO Bull 2X Shares, Direxion Daily CSCO Bear 1X Shares, Direxion Daily LMT Bull 2X Shares, Direxion Daily LMT Bear 1X Shares, Direxion Daily PANW Bull 2X Shares, Direxion Daily PANW Bear 1X Shares, Direxion Daily QCOM Bull 2X Shares, Direxion Daily QCOM Bear 1X Shares, Direxion Daily V Bull 2X Shares, Direxion Daily V Bear 1X Shares, Direxion Daily XOM Bull 2X Shares, and the Direxion Daily XOM Bear 1X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 10, 2025, filed electronically as Post-Effective Amendment No. 428 to the Trust’s Registration Statement on Form N-1A on February 10, 2025.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC